Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities and Other

	December 31, 2024 $	December 31, 2023 $
Interest including interest rate swaps	20,138	18,462
Voyage and vessel expenses	25,072	35,899
Payroll and benefits	20,051	21,161
Current portion of in-process revenue contracts	5,715	347
Other general expenses	3,171	2,797
Income and other tax payable	1,278	2,647
Distributions payable on preferred units	6,279	6,279
Emissions allowance liabilities (note 14f)	18,356	—
Deposit received for vessels held for sale (note 18b)	—	2,260
Total	100,060	89,852